Prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2025
Prepaid Expenses And Other Current Assets
Prepaid expenses and other current assets

Note 5 – Prepaid expenses and other current assets

Prepaid paid expenses and other current assets consist of the following:

	As of June 30, 2025	As of December 31, 2024
	US$	US$
Prepaid expenses	348,105	367,961
Prepaid taxes	4,384	3,488
Security deposits	25,899	28,198
Total prepaid paid expenses and other current assets	$378,388	$399,647